Consolidated Statements Of Convertible Preferred Stock And Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009 Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Issuance of Series B convertible preferred stock for cash, per share	$ 1.10
Issuance of stock, issuance costs	$ 774	$ 6,013
Issuance of stock from conversion of convertible notes, issuance costs	$ 30	$ 18